FAIR VALUE MEASUREMENT (Details 2) (Interest Rate Swap [Member], Interest Expense [Member], CAD) In Millions, unless otherwise specified	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]
Interest rate swaps	0 [1]	0.4 [1]	0.8 [1]

[1]	The portion of the gain (loss) that relates to the foreign exchange portion of the contract is included in Foreign exchange gain (loss) on long-term debt and is equal to $nil for December 31, 2012 (2011 $nil).